12. Regulatory Matters	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
Regulatory Matters

The Company is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company must meet specific capital guidelines that involve quantitative measures of the assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company to maintain minimum amounts and ratios of capital in relation to both on- and off-balance sheet items at various risk weights. Total capital consists of two tiers of capital. Tier 1 Capital includes common shareholders' equity and trust preferred securities less adjustments for intangible assets. Tier 2 Capital consists of the allowance for loan losses, up to 1.25% of risk-weighted assets and other adjustments.  Management believes, as of December 31, 2015, that the Company and the Bank meet all capital adequacy requirements to which they are subject.

As of December 31, 2015, the most recent notification from the FDIC categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized the Bank must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the table below. There have been no conditions or events since that notification that management believes have changed the Bank's category.

In 2013, the Federal Reserve Board approved its final rule on the Basel III capital standards, which implement changes to the regulatory capital framework for banking organizations.  The Basel III capital standards, which became effective January 1, 2015, include new risk-based capital and leverage ratios, which will be phased in from 2015 to 2019. The new minimum capital level requirements applicable to the Company and the Bank under the final rules are as follows: (i) a new common equity Tier 1 capital ratio of 4.5%; (ii) a Tier 1 capital ratio of 6% (increased from 4%); (iii) a total risk based capital ratio of 8% (unchanged from previous rules); and (iv) a Tier 1 leverage ratio of 4% (unchanged from previous rules).  An additional capital conservation buffer will be added to the minimum requirements for capital adequacy purposes beginning on January 1, 2016 at 0.625% and will be phased in through 2019 (increasing by 0.625% on each subsequent January 1, until it reaches 2.5% on January 1, 2019).  This will result in the following minimum ratios beginning in 2019: (i) a common equity Tier 1 capital ratio of 7.0%, (ii) a Tier 1 capital ratio of 8.5%, and (iii) a total capital ratio of 10.5%. Under the final rules, institutions would be subject to limitations on paying dividends, engaging in share repurchases, and paying discretionary bonuses if its capital level falls below the buffer amount.  These limitations establish a maximum percentage of eligible retained earnings that could be utilized for such actions.

The Company's and the Bank's actual capital amounts and ratios are presented below:

(Dollars in thousands)
	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions

	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of December 31, 2015:

Total Capital (to Risk-Weighted Assets)
Consolidated	$129,203	16.63%	62,137	8.00%	N/A	N/	A
Bank	$124,910	16.11%	62,026	8.00%	77,532	10.00%
Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	$119,354	15.37%	46,603	6.00%	N/A	N/	A
Bank	$115,160	14.85%	46,519	6.00%	62,026	8.00%
Tier 1 Capital (to Average Assets)
Consolidated	$119,354	11.44%	41,743	4.00%	N/A	N/	A
Bank	$115,160	11.03%	41,776	4.00%	52,220	5.00%
Common Equity Tier 1 (to Risk-Weighted Assets)
Consolidated	$99,354	12.79%	34,952	4.50%	N/A	N/	A
Bank	$115,160	14.85%	34,890	4.50%	50,396	6.50%

As of December 31, 2014:

Total Capital (to Risk-Weighted Assets)
Consolidated	$122,732	16.62%	59,085	8.00%	N/A	N/	A
Bank	$118,356	16.06%	58,974	8.00%	73,717	10.00%
Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	$113,211	15.33%	29,542	4.00%	N/A	N/	A
Bank	$108,934	14.78%	29,487	4.00%	44,230	6.00%
Tier 1 Capital (to Average Assets)
Consolidated	$113,211	10.74%	42,181	4.00%	N/A	N/	A
Bank	$108,934	10.33%	42,164	4.00%	52,706	5.00%

On August 31, 2015, the FDIC and the SBC issued a Consent Order (the "Order") in connection with compliance by the Bank with the Bank Secrecy Act and its implementing regulations (collectively, the "BSA").  The Order was issued pursuant to the consent of the Bank.  In consenting to the issuance of the Order, the Bank did not admit or deny any unsafe or unsound banking practices or violations of law or regulation.

The Order requires the Bank to take certain affirmative actions to comply with its obligations under the BSA, including, without limitation, strengthening its Board of Directors' oversight of BSA activities; reviewing, enhancing, adopting and implementing a revised BSA compliance program; completing a BSA risk assessment; developing a revised system of internal controls designed to ensure full compliance with the BSA; reviewing and revising customer due diligence and risk assessment processes, policies and procedures; developing, adopting and implementing effective BSA training programs; assessing BSA staffing needs and resources and appointing a qualified BSA officer; establishing an independent BSA testing program; ensuring that all reports required by the BSA are accurately and properly filed and engaging an independent firm to review past account activity to determine whether suspicious activity was properly identified and reported.

Prior to implementation, certain of the actions described above are subject to review by and approval or non-objection from the FDIC and the SBC.  The Order will remain in effect and be enforceable until it is modified, terminated, suspended or set aside by the FDIC and the SBC.

The Bank continues to make progress in addressing the issues identified in the Order and expects that it will be able to undertake and implement all required actions within the time period specified in the Order.  The Bank has incurred and will continue to incur additional non-interest expenses associated with the implementation of corrective actions; however, these expenses are not expected to have a significant impact on the results of operations or financial position of the Company.  Operating under the Order will limit the Company's ability to participate in acquisitions, to open new branches, and to allocate funds to its stock repurchase plan until such time as the consent Order has been modified, terminated, suspended or set aside by the FDIC and the SBC.